Supplemental Guarantor Condensed Financial Information (Narrative) (Detail) (USD $)	12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 5.75% Senior Notes due 2022 [Member]	Dec. 31, 2013 Parent Company [Member]	Dec. 31, 2012 Parent Company [Member]	Dec. 31, 2011 Parent Company [Member]	Dec. 31, 2011 Parent Company [Member] Senior Floating Rate Notes Due 2015 [Member]	Mar. 28, 2014 North America [Member] 5.75% Senior Notes due 2022 [Member]	Dec. 31, 2013 North America [Member] 5.75% Senior Notes due 2022 [Member]	Dec. 31, 2012 North America [Member] 5.75% Senior Notes due 2022 [Member]	Sep. 25, 2012 North America [Member] 5.75% Senior Notes due 2022 [Member]	Mar. 28, 2014 North America [Member] Senior Floating Rate Notes Due 2015 [Member]		Dec. 31, 2013 North America [Member] Senior Floating Rate Notes Due 2015 [Member]		Dec. 31, 2012 North America [Member] Senior Floating Rate Notes Due 2015 [Member]	Mar. 21, 2007 North America [Member] Senior Floating Rate Notes Due 2015 [Member]	Dec. 31, 2013 North America [Member] Parent Company [Member] 5.75% Senior Notes due 2022 [Member]	Dec. 31, 2013 North America [Member] Parent Company [Member] Senior Floating Notes Due In 2015
Debt principal amount										$ 600,000,000						$ 125,000,000	$ 600,000,000	$ 125,000,000
Interest rate							5.75%	5.75%	5.75%	5.75%	2.60%	[1]	2.60%	[1]	2.70%
Interest rate on senior convertible notes		5.75%
Debt maturity date						2015											2022	2015
Cash dividend paid	$ 26,700,000		$ 0	$ 0	$ 0

[1]	The Company may, at its option, redeem the Senior Floating Rate Notes on or after the following dates and percentages (plus accrued and unpaid interest due)